Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
10.
Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2017	December 31, 2018
A.	Credit Facility		$299,837	$-
B.	Term Loans:
	1.	Mas Shipping Co.	13,125	9,125
	2.	Montes Shipping Co. and Kelsen Shipping Co.	42,000	32,000
	3.	Costamare Inc.	25,725	-
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	162,983	147,702
	5.	Raymond Shipping Co. and Terance Shipping Co.	105,050	94,135
	6.	Costamare Inc.	37,697	-
	7.	Uriza Shipping S.A.	32,500	28,167
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	93,000	77,875
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	24,480	21,280
	10.	Nerida Shipping Co.	17,175	15,375
	11.	Costamare Inc.	-	198,986
	12.	Singleton Shipping Co. and Tatum Shipping Co.	-	47,200
	13.	Reddick Shipping Co. and Verandi Shipping Co.	-	25,000
	14.	Costamare. Inc.	-	55,000
		Total Term Loans	$553,735	$751,845
C.	Other financing arrangements		-	564,709
		Total long-term debt	$853,572	$1,316,554
		Less: Deferred financing costs	(2,592)	(8,148)
		Total long-term debt, net	850,980	1,308,406
		Less: Long-term debt current portion	(207,516)	(151,546)
		Add: Deferred financing costs, current portion	1,198	2,384
		Total long-term debt, non-current, net	$644,662	$1,159,244

A. Credit Facility:
In
July 2008,
the Company signed a loan agreement with a consortium of banks, for a
$1,000,000
Credit Facility (the “Facility”) for general corporate and working capital purposes. The Facility bore interest at the
3,
6,
9
or
12
months (at the Company’s option) LIBOR plus margin.

On
September 28, 2016,
the Company entered into a
ninth
supplemental agreement, which extended the Facility maturity date to
June 30, 2021
and mortgaged
four
additional vessels in favor of the lending banks. Following the sale of
Mandraki
and
Mykonos
, the Company prepaid the amounts of
$9,388
and
$9,326
on
August 16, 2017
and
September 14, 2017,
respectively.

The Facility and certain of the term loans described under Note
10.B
below include, among others, financial covenants requiring: (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents)
not
to exceed
0.75
to
1.00,
(ii) minimum liquidity of the greater of
$30,000
or
3%
of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not
to be less than
2.50
to
1.00
and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceeds the Total Liabilities to exceed
$500,000.
The Company’s other term loans described under Note
10.B
below also contain financial covenants requiring the ratio of net funded debt to Market Value Adjusted Total Assets not
to exceed
80%
on a charter inclusive valuation basis as well as financial covenants that are either equal to or less stringent than the aforementioned financial covenants.

During the year ended
December 31, 2018,
the Company partially refinanced the outstanding loan amount of
$299,837
under the original
2008
Credit Facility with a new loan facility (Note
10.B.11
) and fully prepaid the remaining outstanding loan amount.

B. Term Loans:

1.
In
January 2008,
Mas Shipping Co., a wholly-owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$75,000
in order to partly finance the acquisition cost of the vessel
Maersk Kokura
. On
August 3, 2017,
the Company prepaid the amount of
$1,000
on the then outstanding balance.
On
February 16, 2018,
Mas Shipping Co. entered into a supplemental agreement with the bank pursuant to which Mas Shipping Co. repaid
$1,000
in
February 2018
and the bank agreed to extend the maturity of the loan until
February 2019.
As of
December 31, 2018,
the outstanding balance of the loan of
$9,125
is repayable
in a final installment of
$1,000
in
February 2019
, and a balloon payment of
$8,125
payable together with the last installment
.

2.
In
December 2007,
Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Maersk Kawasaki
and
Maersk Kure
. On
January 27, 2016,
both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of
$66,000
and amend the repayment schedule. On
June 19, 2017,
the Company prepaid
$6,000
on the then outstanding balance. As of
December 31, 2018,
the outstanding balance of the loan of
$32,000
is repayable in
4
consecutive semi-annual installments of
$5,000
each from
June 2019
until
December 2020
and a balloon payment of
$12,000
payable together with the last installment.

3.
In
November 2010,
Costamare entered into a term loan agreement with a consortium of banks for an amount of up to
$120,000,
which was available for drawing for a period up to
18
months. Up to
May 25, 2012,
the Company had drawn the amount of
$38,500
(Tranche A), the amount of
$42,000
(Tranche B), the amount of
$21,000
(Tranche C), the amount of
$7,470
(Tranche D) and the amount of
$7,470
(Tranche E) under this term loan agreement in order to finance part of the acquisition cost of the vessels
MSC Romanos
,
MSC Methoni
,
MSC Ulsan
,
MSC Koroni
and
MSC Itea
, respectively.
Tranches A, D and E of the loan have been fully repaid in prior years
. During the year ended
December 31, 2018,
the Company fully refinanced the then outstanding loan amount of
$19,425
of Tranche B and C with a new loan facility (Note
10.B.14
) and fully prepaid the loan.

4.
In
August 2011,
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to
$229,200
to finance part of the construction cost of their respective vessels. The facility has been drawn down in three
tranches. As of
December 31, 2018,
the aggregate outstanding balance of tranches (a) and (b) of
$96,770
relating to the
Valor
and the
Valiant
is each repayable in
6
equal quarterly installments for each tranche of
$1,273.4
from
January 2019
to
June 2020
and a balloon payment for each tranche of
$40,744.8
payable together with the last installment. As of
December 31, 2018,
the outstanding balance of the tranche (c) of
$50,932
relating to the
Vantage
is repayable in
8
equal quarterly installments of
$1,273.4
and a balloon payment payable together with the last installment of
$40,744.8
from
February 2019
to
November 2020.

5.
In
October 2011,
Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company, concluded a credit facility with a consortium of banks, as joint and several borrowers, for an amount of up to
$152,800
to finance part of the acquisition cost of their respective vessels. As of
December 31, 2018,
the outstanding balance of the tranche (a) of
$46,385
relating to the
Value
is repayable in
6
equal quarterly installments of
$1,364.3
from
March 2019
to
June 2020
and a balloon payment of
$38,199.6
payable together with the last installment. As of
December 31, 2018,
the outstanding balance of tranche (b) of the loan of
$47,750
relating to the
Valence
is repayable in
7
equal quarterly installments of
$1,364.3
from
February 2019
to
August
2020
and a balloon payment of
$38,199.6
payable together with the last installment.

6.
In
October 2011,
the Company concluded a loan facility with a bank for an amount of up to
$120,000,
in order to partly finance the aggregate market value of
eleven
vessels in its fleet. The Company repaid in
July 2016
the amount of
$3,835
due to the sale of the container vessel
Karmen
, in
February 2017
the amount of
$4,918
due to the sale of the container vessel
Marina
and in
October 2018
the amount of
$4,586
due to the sale of the container vessel
MSC Koroni
. During the year ended
December 31, 2018,
the Company fully refinanced the outstanding loan amount of
$24,966
with a loan facility (Note
10.B.14
) and fully repaid the loan.

7.
On
May 6, 2016,
Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to
$39,000
for general corporate purposes. On
May 11, 2016
the Company drew the amount of
$39,000.
As of
December 31, 2018
, the outstanding balance of
$28,167
is repayable in
10
equal quarterly installments of
$1,083.3,
from
February 2019
to
May 2021
and a balloon payment of
$17,333.3
payable together with the last installment.

8.
In
May 2008,
Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Sealand New York
and
Sealand Washington
. In
June 2006,
Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000,
in order to partly finance the acquisition cost of the vessel
Cosco Beijing
. On
August 10, 2016,
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation
entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of
$116,500
in aggregate. On
July 21, 2017,
the Company prepaid the amount of
$4,000
and on
June 26, 2018,
the Company prepaid another
$4,000.
As of
December 31, 2018,
the outstanding balance of
$77,875
is repayable in
11
equal quarterly installments of
$3,125,
from
February 2019
to
August 2021
and a balloon payment of
$43,500
payable together with the last installment.

9.
In
February 2006,
Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000
in order to partly finance the acquisition cost of the vessel
Cosco Guangzhou
. On
December 22, 2016,
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.
entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of
$37,500
and finance the working capital needs of the
Finch Shipping Co. and Joyner Carriers S.A
. As of
December 31, 2018,
the outstanding balance of
$21,280
is repayable in
12
equal quarterly installments of
$800,
from
March 2019
to
December 2021
and a balloon payment of
$11,680
payable together with the last installment.

10.
On
August 1, 2017,
Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to
$17,625
for the purpose of financing general corporate purposes relating to
Maersk Kowloon
(Note
6
). On
August 3, 2017
the Company drew the amount of
$17,625.
As of
December 31, 2018,
the outstanding balance of
$15,375
is repayable in
15
equal quarterly installments of
$450,
from
February 2019
to
July 2022
and a balloon payment of
$8,625
payable together with the last installment.

11.
On
March 7, 2018,
the Company entered into a loan agreement with a bank for an amount of
$233,000
in order to partially refinance the Credit Facility discussed in Note
10.A
above. The facility has been drawn down in
two
tranches on
March 23, 2018.
The Company prepaid on
May 29, 2018
the amount of
$4,477
due to the sale of the container vessel
Itea
. As of
December 31, 2018,
the outstanding balance of
$198,986
is repayable in
10
variable quarterly installments, from
March 2019
to
June 2021
and a balloon payment of
$86,353
payable together with the last installment.

12.
On
July 17, 2018,
Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to
$48,000,
for the purpose of financing general corporate purposes relating to
Megalopolis
and
Marathopolis
(Note
6
). The facility has been drawn down in
two
tranches on
July 20, 2018
and
August 2, 2018.
As of
December 31, 2018,
the outstanding balance of tranche (a)
$23,600
is repayable in
27
equal quarterly installments of
$400,
from
January 2019
to
June 2025
and a balloon payment of
$12,800
payable together with the last installment. As of
December 31, 2018,
the outstanding balance of tranche (b)
$23,600
is repayable in
27
equal quarterly installments of
$400,
from
February 2019
to
July 2025
and a balloon payment of
$12,800
payable together with the last installment.

13.
On
October 26, 2018,
Reddick Shipping Co. and Verandi Shipping Co., entered into a loan agreement with a bank for an amount of up to
$25,000,
for the purpose of financing general corporate purposes relating to
Maersk Kleven
and
Maersk Kotka
(Note
6
). The facility has been drawn down in
two
tranches on
October 30, 2018.
As of
December 31, 2018,
the outstanding balance of each tranche (a) and (b) of
$12,500
is repayable in
10
equal quarterly installments of
$610
each, from
January 2019
to
April 2021
and a balloon payment of
$6,400
each payable together with the last installment.

14.
On
November 27, 2018,
the Company entered into a loan agreement with a bank for an amount of
$55,000
in order to refinance the term loan discussed in Note
10.B.6
above and fully repay the loan discussed in Note
10.B.3.
The facility has been drawn down in
two
tranches. Tranche A of
$28,000
was drawn down on
November 30, 2018
and Tranche B (revolving part of the loan) of
$27,000
was drawn down on
December 11, 2018.
As of
December 31, 2018,
the outstanding balance of Tranche A of
$28,000
is repayable in
20
variable quarterly installments, from
February 2019
to
November 2023.
As of
December 31, 2018,
the outstanding balance of Tranche B of $
27,000
is payable in
November 2023.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a)
first
-priority mortgages over the financed vessels, (b)
first
priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may
be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of
100%
to
130%
and restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.

C. Other Financing Arrangements

1.
In
August 2018,
the Company, through
five
wholly-owned subsidiaries, entered into
five
pre and post-delivery financing agreements with a financial institution for the five
newbuild containerships (Note
6
). The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606,
the advances paid for the vessels under construction are
not
derecognized and the amounts received are accounted for as financing arrangements (Note
2
). As a result of this transaction, an amount of
$29,954
(out of the total financial arrangement of approximately
$0.4
billion) was recognized as a financial liability as of
December 31, 2018.
The financing arrangements bear fixed interest and the interest expense incurred for the year ended
December 31, 2018
amounted to
$483,
in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying
2018
consolidated balance sheet. The total financial liability under these financing agreements will be repayable in
121
monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements.

2.
On
November 12, 2018,
the Company, as discussed in Notes
6
and
9
above, entered into the Share Purchase Agreement with York. As at that date, the Company assumed the financing agreements that the five
ship-owning companies had entered into for their vessels along with the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next
18
months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606
and ASC
840
the assumed financial liability is accounted for as financing arrangement.
The amount payable to York has been accounted for under ASC
480
-Distinguishing liabilities from equity and has been measured under ASC
835
-
30
- Imputation of interest in accordance with the interest method. As at
December 31, 2018,
the aggregate outstanding amount of the
five
financing arrangements and the obligation under the Share Purchase Agreement with York described above, was
$534,755
and is repayable in various installments from
January 2019
to
October 2028
and a balloon payment for each of the
five
financing arrangements of
$32,022,
payable together with the last installment. The financing arrangements bear fixed interest and for the period from
November 12, 2018
to
December 31, 2018,
the interest expense incurred amounted to
$4,429,
in aggregate, and is included in Interest and finance costs in the accompanying
2018
consolidated statement of income.

The annual repayments under the Term Loans and Other Financing Arrangements after
December 31, 2018,
are in the aggregate as follows:

Year ending December 31,	Amount
2019	$151,546
2020	397,513
2021	252,923
2022	49,850
2023	65,185
2024 and thereafter	399,537
Total	$1,316,554

The interest rate of Costamare’s long-term debt as at
December 31, 2016,
2017
and
2018,
was in the range of
1.98%
-
6.04%,
2.30%
-
5.98%
and
3.66%
-
6.42%,
respectively. The weighted average interest rate of Costamare’s long-term debt as at
December 31, 2016,
2017
and
2018,
was
4.7%,
4.9%
and
5.3%,
respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps (discussed in Notes
16
and
18
) and capitalized interest for the years ended
December 31, 2016,
2017
and
2018,
amounted to
$50,914,
$45,222
and
$40,412,
respectively. Of the above amounts,
$50,914,
$45,222
and
$40,412
are included in Interest and finance costs in the accompanying consolidated statements of income for the years ended
December 31, 2016,
2017
and
2018,
respectively, whereas in
2018
an amount of
$808
is capitalized and included in (a) Vessels and Advances, net (
$797
) and (b) the statement of comprehensive income (
$11
), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the consolidated balance sheet as of
December 31, 2018.

D. Financing Costs

The amounts of financing costs included in the loan balances and capital lease obligations (Note
11
) are as follows
:

Financing costs
Balance, January 1, 2017	$7,300
Additions	1,733
Amortization and write-off	(2,236)
Balance, December 31, 2017	$6,797
Additions	7,584
Amortization and write-off	(2,907)
Balance, December 31, 2018	$11,474
Less: Current portion of financing costs	(3,200)
Financing costs, non-current portion	$8,274

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note
16
).